Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio - Select Insurance Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859